Segment and Geographic Information Schedule of depreciation and other amortization (Details) (USD $)	2 Months Ended	9 Months Ended	2 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] TSS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Depreciation and other amortization	$ 56,751,000	$ 360,477,000	$ 44,238,000		$ 8,670,000	$ 3,843,000	$ 106,332,000	$ 117,686,000	$ 156,465,000	$ 155,860,000	$ 55,568,000	$ 72,474,000	$ 62,668,000	$ 44,667,000	$ 57,370,000	$ 60,248,000	$ 17,451,000	$ 26,621,000	$ 32,944,000
Cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of inventory			$ 2,100,000	$ 5,300,000	$ 400,000